Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transactions between related parties [line items]
Net income / (loss)	$ (68)	$ (64)	$ (46)
Loans	327	702	703
Deposits	194	151	217
Guarantees and commitments	$ 16	$ 123	$ 114